CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($)	Common Stock	Stock Subscription Receivable from Stockholder	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2025		$ (10)	$ 10	$ (659)	$ (659)
Balance (in shares) at Dec. 31, 2025	100				100
Balance at Dec. 03, 2025	$ 0	0	0	0	$ 0
Balance (in shares) at Dec. 03, 2025	0
Net loss				(659)	(659)
Balance at Dec. 31, 2025		(10)	10	(659)	$ (659)
Balance (in shares) at Dec. 31, 2025	100				100
Net loss				(37,269)	$ (37,269)
Balance at Mar. 31, 2026		$ (10)	$ 10	$ (37,928)	$ (37,928)
Balance (in shares) at Mar. 31, 2026					100